T. ROWE PRICE Retirement 2050 Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 1.0%
T. Rowe Price Funds:
New Income Fund  53,970 26,279 5,555 9,490,809 76,116
U.S. Treasury Long-Term Index
Fund  33,220 18,719 4,253 6,641,111 49,476
International Bond Fund (USD
Hedged)  15,770 8,840 1,777 2,721,626 23,270
Dynamic Global Bond Fund  9,531 5,943 1,405 1,836,382 14,416
Limited Duration Inflation Focused
Bond Fund  35,721 3,139 36,701 377,601 1,771
Total Bond Mutual Funds (Cost $177,513) 165,049
EQUITY MUTUAL FUNDS 98.2%
T. Rowe Price Funds:
Value Fund  2,460,432 289,918 170,913 54,401,702 2,581,905
Growth Stock Fund  2,334,464 204,629 261,967 22,234,648 2,361,764
Equity Index 500 Fund  1,604,508 46,464 114,628 10,775,625 1,689,726
U.S. Large-Cap Core Fund  1,626,831 154,640 101,094 40,122,202 1,676,707
Overseas Stock Fund  1,227,097 136,676 50,777 97,759,285 1,310,952
International Value Equity Fund  1,191,408 86,586 53,233 68,576,366 1,271,406
International Stock Fund  1,045,029 91,831 48,574 54,348,323 1,116,858
Real Assets Fund  989,445 97,977 60,562 69,413,687 1,019,687
Mid-Cap Growth Fund  575,262 86,173 52,777 5,771,480 572,762
Mid-Cap Value Fund  548,084 90,364 49,128 17,117,258 555,626
Emerging Markets Discovery Stock
Fund  438,054 34,256 21,047 32,323,370 457,699
Emerging Markets Stock Fund  328,452 79,827 16,844 11,515,266 390,022
Small-Cap Value Fund  323,640 40,916 22,441 6,365,385 335,328
Small-Cap Stock Fund  345,959 62,280 87,317 5,348,691 302,148
New Horizons Fund (2) 231,732 20,283 18,490 4,193,443 234,581
Total Equity Mutual Funds (Cost $12,157,813) 15,877,171
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  1,750 179,675 179,135 22,815 2,217
Total Other Mutual Funds (Cost $2,283) 2,217
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds  0.7%
T. Rowe Price U.S. Treasury
Money Fund, 4.44% (3) 162,485 320,677 376,521 106,641,162 106,641

T. ROWE PRICE Retirement 2050 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.8%
(continued)
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 4.26%,
3/18/25 (4) 20,000,000 19,964
Total Short-Term Investments (Cost $126,601) 126,605
Total Investments in Securities 100.0%
(Cost $12,464,210) $ 16,171,042
Other Assets Less Liabilities (0.0)% (8,027)
Net Assets 100.0% $ 16,163,015
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2050 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 18 MSCI EAFE Index contracts 3/25 (2,186) $ 6
Short, 210 Russell 2000 E-Mini Index contracts 3/25 (22,736) 2,313
Short, 105 S&P 500 E-Mini Index contracts 3/25 (31,307) 711
Net payments (receipts) of variation margin to date (3,709)
Variation margin receivable (payable) on open futures contracts $ (679)

T. ROWE PRICE Retirement 2050 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (79) $ 347 $ 336
Emerging Markets Discovery Stock Fund  2,518 6,436 18,580
Emerging Markets Stock Fund  1,163 (1,413) 7,466
Equity Index 500 Fund  48,838 153,382 17,239
Growth Stock Fund  233,166 84,638 4,845
International Bond Fund (USD Hedged)  (22) 437 543
International Stock Fund  10,529 28,572 19,725
International Value Equity Fund  9,448 46,645 40,113
Limited Duration Inflation Focused Bond Fund  1,454 (388) 196
Mid-Cap Growth Fund  59,603 (35,896) 3,746
Mid-Cap Value Fund  67,870 (33,694) 11,079
New Horizons Fund  12,018 1,056 —
New Income Fund  (279) 1,422 2,436
Overseas Stock Fund  11,513 (2,044) 40,265
Real Assets Fund  5,909 (7,173) 24,499
Small-Cap Stock Fund  52,803 (18,774) 4,689
Small-Cap Value Fund  30,836 (6,787) 5,369
Transition Fund  (2,406) (73) —
U.S. Large-Cap Core Fund  116,113 (3,670) 19,403
U.S. Treasury Long-Term Index Fund  (735) 1,790 1,203
Value Fund  195,580 2,468 43,835
U.S. Treasury Money Fund, 4.44% — — 4,846
Totals $ 855,840# $ 217,281 $ 270,413+
# Capital gain distributions from underlying Price funds represented $620,415 of the net realized gain (loss).
+ Investment income comprised $270,413 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2050 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2050 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2050 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2050 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 165,049 $ — $ — $ 165,049
Equity Mutual Funds 15,877,171 — — 15,877,171
Other Mutual Funds 2,217 — — 2,217
Short-Term Investments 106,641 19,964 — 126,605
Total Securities 16,151,078 19,964 — 16,171,042
Futures Contracts* 3,030 — — 3,030
Total $ 16,154,108 $ 19,964 $ — $ 16,174,072
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2050 Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F166-054Q3 02/25